Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Marketable Securities [Abstract]
Marketable securities, cost	$ 5,982	$ 5,982
Marketable securities, market value	5,303	6,168
Unrealized gain (loss) on marketable securities	(865)	186
Proceeds from sale of marketable securities		2,361	4,251
Realized gain from sale of marketable securities		$ 360	$ 22